Cost of Service - Schedule of Cost of Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Service [Line Items]
Cost of Service	$ 448
Hosting, carriers and subcontractors [Member]
Schedule of Cost of Service [Line Items]
Cost of Service	314
Amortization [Member]
Schedule of Cost of Service [Line Items]
Cost of Service	$ 134